UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from November 1, 2009 to November 30, 2009
Commission File Number of issuing entity: 333-148505-02
Ford Credit Floorplan Master Owner Trust A
(Exact name of issuing entity as specified on its charter)

Commission File Number of depositor: 333-148505	Commission File Number of depositor: 333-148505-01

Ford Credit Floorplan Corporation	Ford Credit Floorplan LLC
(Exact name of depositor as specified on its charter)	(Exact name of depositor as specified on its charter)
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)
Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)
38-6787145
(I.R.S. Employer Identification No.)

C/O U.S. Bank Trust National Association
300 Delaware Avenue, 9th Floor, Wilmington, Delaware	19801
(Address of principal executive offices)	(zip code)
(302) 576-3700
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Name of Exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2009-2 Notes, Class A			☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑   No ☐

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
     Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Servicing Report.
PART II — OTHER INFORMATION
Item 9. Exhibits.

Designation	Description
Exhibit 99	Ford Credit Flooplan Master Owner Trust, Series 2009-2 Monthly Servicing Report

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

FORD CREDIT FLOORPLAN MASTER OWNER TRUST A (Issuing entity) By: Ford Motor Credit Company LLC (Servicer)
/s/ Susan J. Thomas
Susan J. Thomas
Secretary

Date: December 22, 2009

EXHIBIT INDEX

Designation	Description
Exhibit 99	Ford Credit Flooplan Master Owner Trust, Series 2009-2 Monthly Servicing Report

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